Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivatives	$ 94,039	$ 95,023
Derivatives	90,238	92,127
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivatives	94,039	95,023
Derivatives	90,238	92,127
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses) on investment securities recognized in OCI	33	84
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivatives	577	747
Derivatives	$ 1,143	$ 1,378